NOTES RECEIVABLE, NET - THIRD PARTIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
NOTES RECEIVABLE, NET-THIRD PARTIES
Notes receivable	¥ 1,051,743,491		¥ 1,529,800,657
Provision for notes receivable	(182,338)		0	¥ 0	¥ 0
Notes receivable, net	1,051,561,153	$ 161,158,797	1,529,800,657
Notes receivable pledged as collateral	¥ 221,391,816		¥ 819,481,928